Capitalized Software Development Costs (FY) (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 10, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019	Sep. 30, 2022
Capitalized Software Development Costs [Abstract]
Capitalized software development costs		$ 438	$ 3,724
Less: Accumulated amortization		(22)	(87)
Capitalized software development costs, net		416	3,637		$ 6,916
Amortization expense for capitalized software development	$ 341	22	65	$ 354
Capitalized software development costs written off	$ 73	$ 513	$ 242	$ 0